Exploration Expense	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Exploration Expense

7.              Exploration Expense

For the three and nine months ended September 30, 2018 and 2017, the Company incurred the following exploration expenses:

Three months ended September 30,			Nine months ended September 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
BMSC	$1,082	$1,859	$4,313	$7,421
Timok – Brownfield exploration	2,279	5,250	6,899	18,974
Timok – Lower Zone	34	4,517	1,218	13,212
Other properties	783	597	1,525	938
	$4,178	$12,223	$13,955	$40,545